Leases (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Beginning balance Carrying amount operating lease	$ 27,662,847	$ 0
Ending balance Carrying amount operating lease	19,143,848	27,662,847
Beginning balance Carrying amount Finance lease	24,639,605	0
Ending balance Carrying amount finance lease	23,462,364	24,639,605
Gross Carrying Amount [Member]
Beginning balance Carrying amount operating lease	30,099,933	0
Ending balance Carrying amount operating lease		30,099,933
Beginning balance Carrying amount Finance lease	30,980,801
Ending balance Carrying amount finance lease	24,546,453	30,980,801
Measurement period adjustment Operating lease	411,322
Additions Operating lease	2,163,935	1,139,900
Lease termination Operating lease	(1,882,008)
Impairment Operating lease	(4,840,390)	(275,320)
Transfer to assets held for sale Operating lease	(1,406,339)	(2,215,440)
Acquired in the Qualifying Transaction		17,458,245
Acquired in a business combination		15,715,655
Disposals		(815,131)
Lease reclassification		(753,523)
Reassessment of lease term		(405,831)
Transfer from assets held for sale		1,132,246
Beginning balance Finance lease	26,258,698	0
Measurement period adjustment Finance lease	0
Additions Finance lease	0
Acquired in qualifying transactions		26,176,837
Lease reclassifications		753,523
Lease termination Finance lease	0
Reassessment of purchase option and lease term		5,850,523
Impairment	0
Transfer to assets held for sale Finance lease	0
Disposal		(6,522,185)
Ending balance Finance lease	26,258,698	26,258,698
Depreciation [Member]
Beginning balance Carrying amount operating lease	2,437,086	0
Ending balance Carrying amount operating lease		2,437,086
Beginning balance Carrying amount Finance lease	2,616,515
Ending balance Carrying amount finance lease	5,402,605	2,616,515
Additions Operating lease	2,965,519	2,616,515
Beginning balance Finance lease	1,619,093	0
Ending balance Finance lease	2,796,334	1,619,093
Additions Finance lease	$ 1,177,241	$ 1,619,093